Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 03, 2021
Entity Registrant Name	dei_EntityRegistrantName	Milliman Variable Insurance Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001844255
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 04, 2022
Document Effective Date	dei_DocumentEffectiveDate	Apr. 04, 2022
Prospectus Date	rr_ProspectusDate	Dec. 03, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated April 4, 2022 to the Prospectus dated December 3, 2021 for the following series of the Trust

(each, a “Fund,” and collectively, the “Funds”):

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Apr/Oct

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Apr/Oct

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Apr

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Apr

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Apr

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Apr

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (I)

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Apr (I)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Funds’ Prospectus.

As described in the Funds’ Prospectus, each Fund seeks to provide exposure to the S&P 500 Index, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, subject to either a Par Up Rate, a Spread or Index Caps on any upside market performance of the S&P 500 Index and, with respect to the Index Caps, a Fund’s applicable Secondary Index. As of April 4, 2022, the estimated ranges of each Fund’s Par Up Rate, Spread and Index Caps, as applicable (each, a “rate”), are set forth below. Milliman Financial Risk Management LLC, the Funds' investment adviser (“Milliman”), will not calculate the definitive rate applicable to each Fund's Outcome Period until the commencement of such Fund's Outcome Period (the “actual rate”), which will be based on (i) evaluation by Milliman of prevailing market conditions on the first day of the Outcome Period, and (ii) the total number (for the Par Up Rate and Index Caps) or strike price (for the Spread) of long call options contracts on the applicable Reference Index(es) or corresponding ETF(s) that Milliman is able to purchase at that time (the number of which will depend, in part, upon the expected income from the Collateral Portfolio and the Put Spread Strategy). Accordingly, there is no guarantee that any actual rate will fall within the below estimated ranges.

1.	As of April 4, 2022, the estimated Par Up Rate ranges for each of the below Funds are as follows:

Estimated Par Up Rate Ranges* (As of April 4, 2022)
Fund Name / Share Class	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Apr/Oct Class 3	71.4% and 79.2%	71.1% and 78.8%
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Apr/Oct Class 3	66.7% and 74.1%	66.3% and 73.7%
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Apr Class 3	50.2% and 63.5%	49.7% and 62.9%
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (I) Class 3	103.4% and 109.5%	97.4% and 103.2%
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I) Class 3	97.9% and 100.1%	92.3% and 94.3%

*	The performance of each Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period, which is then reduced by the Fund’s total net expenses.

2.	As of April 4, 2022, the estimated Spread ranges for the below Fund are as follows:

Estimated Spread Ranges (As of April 4, 2022)
Fund Name / Share Class	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Apr Class 3	1.8% and 2.7%	2.8% and 3.7%

3.	As of April 4, 2022, the estimated ranges of the Index Caps for each of the below Funds are as follows:

Estimated Cumulative Index Cap Ranges* (As of April 4, 2022)
Fund Name / Share Class	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr Class 3	10.6% and 15.4%	9.5% and 14.3%
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Apr Class 3	10.8% and 15.4%	9.7% and 14.3%
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Apr Class 3	11.5% and 14.9%	10.4% and 13.8%

*	The Cumulative Index Cap represents the aggregation of the S&P 500 Index Cap and the Secondary Index Cap, with each comprising 50% of the amount specified.

Investors should retain this supplement for future reference.